Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005493
Account Value [Line Items]
Account Value	$ 20,485	$ 20,316	$ 20,346	$ 19,832	$ 18,894	$ 18,350	$ 17,034		$ 16,887	$ 16,150	$ 15,828	$ 15,860	$ 15,503	$ 16,217	$ 17,288	$ 18,034	$ 18,348	$ 17,708	$ 16,668	$ 15,672	$ 14,816	$ 13,261	$ 13,261	$ 13,679	$ 13,078	$ 12,477	$ 12,508	$ 12,082	$ 12,662	$ 12,336	$ 12,336	$ 12,150	$ 11,618	$ 11,250	$ 10,746	$ 10,104	$ 10,134	$ 9,742	$ 9,028	$ 9,641	$ 9,397	$ 10,000
C000005494
Account Value [Line Items]
Account Value	19,984	19,832	19,881	19,378	18,477	17,952	16,685		16,545	15,835	15,528	15,570	15,228	15,938	16,998	17,745	18,064	17,449	16,429	15,464	14,627	13,103	13,108	13,530	12,944	12,359	12,395	11,981	12,557	12,246	12,250	12,073	11,553	11,193	10,705	10,068	10,103	9,718	9,012	9,629	9,396	10,000
C000005495
Account Value [Line Items]
Account Value	19,493	19,357	19,413	18,936	18,063	17,565	16,333		16,208	15,515	15,231	15,282	14,954	15,667	16,715	17,458	17,787	17,191	16,198	15,253	14,434	12,936	12,952	13,377	12,808	12,233	12,279	11,874	12,455	12,153	12,167	11,998	11,490	11,138	10,658	10,032	10,072	9,693	8,997	9,618	9,387	10,000
C000244822
Account Value [Line Items]
Account Value	623,612	618,220	618,878	602,817	574,090	557,352	517,249	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	19,432	19,135	19,080	18,707	17,743	17,333	16,255		16,119	15,532	15,258	15,163	14,841	15,440	16,260	16,719	16,927	16,420	15,487	14,796	14,109	12,905	12,864	13,351	12,713	12,208	12,271	11,956	12,503	12,132	12,056	11,940	11,378	11,109	10,768	10,208	10,226	9,881	9,216	9,755	9,468	10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	19,432	19,135	19,080	18,707	17,743	17,333	16,255		16,119	15,532	15,258	15,163	14,841	15,440	16,260	16,719	16,927	16,420	15,487	14,796	14,109	12,905	12,864	13,351	12,713	12,208	12,271	11,956	12,503	12,132	12,056	11,940	11,378	11,109	10,768	10,208	10,226	9,881	9,216	9,755	9,468	10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	19,432	19,135	19,080	18,707	17,743	17,333	16,255		$ 16,119	$ 15,532	$ 15,258	$ 15,163	$ 14,841	$ 15,440	$ 16,260	$ 16,719	$ 16,927	$ 16,420	$ 15,487	$ 14,796	$ 14,109	$ 12,905	$ 12,864	$ 13,351	$ 12,713	$ 12,208	$ 12,271	$ 11,956	$ 12,503	$ 12,132	$ 12,056	$ 11,940	$ 11,378	$ 11,109	$ 10,768	$ 10,208	$ 10,226	$ 9,881	$ 9,216	$ 9,755	$ 9,468	$ 10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	$ 618,071	$ 608,619	$ 606,885	$ 595,019	$ 564,372	$ 551,303	$ 517,021	$ 500,000